Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	$ 1,163
Unrecognized Tax Benefits, Beginning Balance	1,073	946	891
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	113	232	71
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	211	221	71
Unrecognized Tax Benefits Reductions Resulting From Lapse Of Applicable Statute Of Limitations	(41)	(21)	(24)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	(133)	(305)	(63)
Unrecognized Tax Benefits, Ending Balance	1,223	1,073	946
Unrecognized Tax Benefits Interest On Income Taxes Expense	51	40	23
Unrecognized Tax Benefits Interest On Income Taxes Accrued	262	270	165
Reduction In Pretax Interest Income Refund Claim			89
Reduction In Tax Expense Refund Claim		237
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range Of Change, Lower Bound	215
Significant Change in Unrecognized Tax Benefits is Reasonably Possible Estimated Range of Change, Upper Bound	$ 625
Tax Benefits Claimed Related to French Revenue Authority	€237 million (approximately $324 million)